Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
PHILIP MORRIS INTERNATIONAL DEFERRED PROFIT-SHARING PLAN
Schedule H - Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost (1)	(e) Current Value

	BNYM Insight Stable Value Fund	Commingled Fund		$29,231,166
	Vanguard Institutional Index Fund	Mutual Fund		91,061,633
	Vanguard LifeStrategy Moderate Growth Fund	Mutual Fund		30,947,863
*	Fidelity Extended Market Index Fund	Mutual Fund		23,199,045
	Vanguard Intermediate-Term Treasury Fund	Mutual Fund		18,084,490
*	Fidelity International Index Fund	Mutual Fund		11,866,637
	Vanguard Target Retirement 2050 Fund Investor Shares	Mutual Fund		6,413,760
	Vanguard Target Retirement 2045 Fund Investor Shares	Mutual Fund		6,091,287
	Vanguard European Stock Index Fund	Mutual Fund		5,252,246
	Vanguard Target Retirement 2030 Fund Investor Shares	Mutual Fund		4,265,993
	Vanguard Target Retirement 2040 Fund Investor Shares	Mutual Fund		3,913,874
	Vanguard Target Retirement 2035 Fund Investor Shares	Mutual Fund		3,816,228
	Vanguard Target Retirement 2055 Fund Investor Shares	Mutual Fund		3,040,741
	Vanguard Target Retirement 2025 Fund Investor Shares	Mutual Fund		2,835,229
	Vanguard Target Retirement 2020 Fund Investor Shares	Mutual Fund		1,152,738
	Vanguard Target Retirement 2060 Fund Investor Shares	Mutual Fund		1,130,386
	Vanguard Target Retirement Income Fund Investor Shares	Mutual Fund		797,839
	Vanguard Target Retirement 2065 Fund Investor Shares	Mutual Fund		504,189
	Vanguard Target Retirement 2070 Fund Investor Shares	Mutual Fund		108,747
*	Philip Morris International Inc. Stock	Common Stock		62,536,410
	Altria Group, Inc. Stock	Common Stock		5,947,166
	Mondelēz International, Inc. Stock	Common Stock		2,501,901
	The Kraft Heinz Company Stock	Common Stock		351,658
*	Fidelity Government Money Market Fund	Money Market		266,210

	Total			$315,317,436
*	Outstanding Loan Balance	9/01/2005 6/21/2045 interest 3.25% - 8.50%		$1,079,312

(1) All investments are participant directed, therefore cost is not applicable.
* Indicates party-in-interest